CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Statement of Cash Flows [Abstract]
Number of shares issued		1,000
Shares issued price per share (in dollars per share)		$ 5.90